Note 23 - Fair Value (Detail) - Financial Instruments (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets:
Cash and cash equivalents	$ 99,601,000	$ 75,816,000	$ 73,538,000	$ 107,365,000
Cash and cash equivalents	99,601,000	75,816,000
FDIC insured bank certificates of deposit	2,927,000	4,432,000
Trading account securities	6,000	2,000
Trading account securities	6,000	2,000
Securities available for sale	353,678,000	342,184,000
Securities available for sale	353,678,000	342,184,000
Federal Home Loan Bank stock	7,266,000	7,266,000
Loans held for sale	2,921,000	349,000
Loans held for sale	2,921,000	349,000
Loans, net of allowance	942,422,000	962,890,000
Loans, net of allowance	930,354,000	944,756,000
Financial Liabilities:
Deposits	(1,241,401,000)	(1,220,542,000)
Deposits	(1,243,712,000)	(1,215,484,000)
Securities sold under agreements to repurchase and overnight borrowings	(42,785,000)	(46,784,000)
Securities sold under agreements to repurchase and overnight borrowings	(42,785,000)	(46,784,000)
Federal Home Loan Bank advances	(22,493,000)	(19,457,000)
Federal Home Loan Bank advances	(24,122,000)	(21,359,000)
Subordinated debentures	(36,084,000)	(36,084,000)
Subordinated debentures	(36,093,000)	(36,488,000)
Fair Value, Inputs, Level 1 [Member]
Financial Assets:
Cash and cash equivalents	99,601,000
FDIC insured bank certificates of deposit	2,927,000
Trading account securities	6,000
Securities available for sale	91,000	92,000
Federal Home Loan Bank stock	0
Loans held for sale	0
Loans, net of allowance	0
Financial Liabilities:
Deposits	0
Securities sold under agreements to repurchase and overnight borrowings	0
Federal Home Loan Bank advances	0
Subordinated debentures	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and cash equivalents	0
FDIC insured bank certificates of deposit	0
Trading account securities	0
Securities available for sale	331,717,000	325,179,000
Federal Home Loan Bank stock	0
Loans held for sale	2,921,000
Loans, net of allowance	0
Financial Liabilities:
Deposits	0
Securities sold under agreements to repurchase and overnight borrowings	(42,785,000)
Federal Home Loan Bank advances	0
Subordinated debentures	0
Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Cash and cash equivalents	0
FDIC insured bank certificates of deposit	0
Trading account securities	0
Securities available for sale	21,870,000	16,914,000
Federal Home Loan Bank stock	7,266,000
Loans held for sale	0
Loans, net of allowance	930,354,000
Financial Liabilities:
Deposits	(1,243,712,000)
Securities sold under agreements to repurchase and overnight borrowings	0
Federal Home Loan Bank advances	(24,122,000)
Subordinated debentures	$ (36,093,000)